Financial instruments and risk management - Trade receivables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	$ 31,923,000	$ 31,531,000
Past due 1-30 days	6,190,000	19,209,000
Past due 31-60 days	1,174,000	1,250,000
More than 61 days	710,000	164,000
Total	39,997,000	52,154,000
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days